Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Horizon Funds
Entity Central Index Key	0000932471
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000214946 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard International Core Stock Fund
Class Name	Admiral™ Shares
Trading Symbol	VZICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard International Core Stock Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$42	0.38%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about the prospect of further deregulation, tax cuts, and robust corporate earnings was, at times, tempered by market concerns about rising interest rates, stretched equity valuations, and U.S. trade policy announcements. While the Federal Reserve held short-term interest rates steady from January 2025 through August 2025, the European Central Bank and Bank of England cut rates over the 12-month period.
  By geographic region, stock selection, primarily in Europe and the Pacific region, added the most to relative results. The Fund’s stocks in emerging markets slightly lagged those of the benchmark.
  The Fund added relative value through stock selection in most sectors, particularly industrials, materials, and financials. The Fund’s selection in health care, real estate, and consumer discretionary slightly lagged that of the index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 16, 2019, Through September 30, 2025
Initial Investment of $50,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (10/16/2019)
Admiral Shares	22.50%	13.90%	11.43%
MSCI All Country World Index ex USA	16.45%	10.26%	8.81%

Performance Inception Date	Oct. 16, 2019
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 5,586,000,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 6,730,000
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$5,586
Number of Portfolio Holdings	97
Portfolio Turnover Rate	87%
Total Investment Advisory Fees (in thousands)	$6,730

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of September 30, 2025)
Asia	45.2%
Europe	40.2%
North America	8.4%
Oceania	1.5%
Other	1.1%
South America	2.4%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000214947 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard International Core Stock Fund
Class Name	Investor Shares
Trading Symbol	VWICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard International Core Stock Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$52	0.47%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about the prospect of further deregulation, tax cuts, and robust corporate earnings was, at times, tempered by market concerns about rising interest rates, stretched equity valuations, and U.S. trade policy announcements. While the Federal Reserve held short-term interest rates steady from January 2025 through August 2025, the European Central Bank and Bank of England cut rates over the 12-month period.
  By geographic region, stock selection, primarily in Europe and the Pacific region, added the most to relative results. The Fund’s stocks in emerging markets slightly lagged those of the benchmark.
  The Fund added relative value through stock selection in most sectors, particularly industrials, materials, and financials. The Fund’s selection in health care, real estate, and consumer discretionary slightly lagged that of the index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 16, 2019, Through September 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (10/16/2019)
Investor Shares	22.39%	13.81%	11.32%
MSCI All Country World Index ex USA	16.45%	10.26%	8.81%

Performance Inception Date	Oct. 16, 2019
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 5,586,000,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 6,730,000
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$5,586
Number of Portfolio Holdings	97
Portfolio Turnover Rate	87%
Total Investment Advisory Fees (in thousands)	$6,730

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of September 30, 2025)
Asia	45.2%
Europe	40.2%
North America	8.4%
Oceania	1.5%
Other	1.1%
South America	2.4%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.